Accounts Payable, Trade	12 Months Ended
Dec. 31, 2021
Accounts Payable, Trade [Abstract]
Accounts Payable, Trade
Note 21.    Accounts payable, trade

Accounts payable, trade, amounted to €1,497.1 million, and €1,259.4 million as of December 31, 2021, and 2020 respectively. Accounts payable, trade, maturities are linked to the operating cycle of contracts and mature within 12 months.